DESCRIPTION OF THE PLAN - Notes Receivable from Participants (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($) loan
DESCRIPTION OF THE PLAN
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Note receivable, maximum number of loans outstanding | loan	1
Maximum loan term	5 years